UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (98.5%)
ACC Ltd. (Construction Materials)		3,442	71,717
AIA Group Ltd. (Insurance)		23,200	144,425
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,092	211,941
Alsea SAB de CV (Hotels, Restaurants & Leisure)		17,581	50,899
AMOREPACIFIC Corp. (Personal Products)		336	91,663
Banco do Brasil SA (Banks)		12,035	118,837
BDO Unibank, Inc. (Banks)		40,893	92,535
BR Malls Participacoes SA* (Real Estate Management & Development)		25,725	119,783
Cemex SAB de CV ADR* (Construction Materials)		5,111	47,327
Cemex SAB de CV Sponsored ADR* (Construction Materials)		3,700	34,262
China Biologic Products, Inc.* (Biotechnology)		755	86,025
China Everbright International Ltd. (Commercial Services & Supplies)		49,000	59,745
China Mobile Ltd. (Wireless Telecommunication Services)		6,000	67,937
Cognizant Technology Solutions Corp., A Shares* (IT Services)		1,787	93,978
Copa Holdings SA, Class A (Airlines)		524	51,085
Credicorp Ltd. (Banks)		349	57,124
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		82,000	92,583
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		2,309	99,772
E-Mart Co. Ltd. (Food & Staples Retailing)		572	99,928
FirstRand Ltd. (Diversified Financial Services)		26,595	99,202
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		33,000	158,009
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		6,778	89,306
Gruma, SAB de CV, Class B (Food Products)		5,695	76,494
HFDC Bank Ltd. (Banks)		4,590	87,054
Hyundai Motor Co. (Automobiles)		703	84,396
ICICI Bank Ltd. (Banks)		25,822	102,370
IHH Healthcare Berhad (Health Care Providers & Services)		48,800	69,431
KAZ Minerals PLC* (Metals & Mining)		11,371	67,264
Korea Electric Power Corp. (Electric Utilities)		1,779	64,990
Luxoft Holding, Inc.* (IT Services)		1,039	61,145
Mando Corp. (Auto Components)		332	71,429
Maruti Suzuki India Ltd. (Automobiles)		1,028	89,317
Naspers Ltd. (Media)		971	154,245
Naver Corp. (Internet Software & Services)		141	91,978
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)		4,500	29,723
OTP Bank Nyrt (Banks)		1,134	34,871
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		22,609	107,785
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		36,500	188,646
PT Bank Central Asia Tbk (Banks)		111,100	127,348
PT Semen Indonesia (Persero) Tbk (Construction Materials)		103,300	69,844
Raia Drogasil SA (Food & Staples Retailing)		4,900	101,869
Randon Participacoes SA* (Machinery)		44,900	55,722
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		7,100	109,389
Rosneft OJSC GDR (Oil, Gas & Consumable Fuels)		11,623	76,769
Rumo Logistica Operadora Multimodal SA* (Road & Rail)		22,300	53,085
Samsonite International SA (Textiles, Apparel & Luxury Goods)		24,600	77,681
Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)		356	49,325
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		181	307,326
Sberbank of Russia ADR (Banks)		1,461	17,035
Sberbank of Russia PJSC ADR (Banks)		8,369	97,583
Shinhan Financial Group Ltd. (Banks)		2,903	114,671
Steinhoff International Holdings NV (Household Durables)		16,568	79,774
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		20,000	117,932
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		16,000	94,703
Tata Motors Ltd. (Automobiles)		19,528	150,706
Tencent Holdings Ltd. (Internet Software & Services)		9,700	255,543
Turkiye Halk Bankasi AS (Banks)		20,227	60,247
Vedanta Ltd. (Metals & Mining)		27,851	103,908
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		1,920	64,416
Yandex NV* (Internet Software & Services)		1,600	37,024
Yandex NV, Class A* (Internet Software & Services)		930	21,520

TOTAL COMMON STOCKS (Cost $5,013,332)			5,662,641

TOTAL INVESTMENTS (Cost $5,013,332) — 98.5%			5,662,641

Other Net Assets (Liabilities) — 1.5%			84,874

NET ASSETS — 100.0%			5,747,515

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2017
(Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2017:			The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	51,085	0.9%	Brazil	557,081	9.7%
Auto Components	71,429	1.2%	China	959,859	16.7%
Automobiles	324,419	5.7%	Hong Kong	600,380	10.4%
Banks	909,675	15.9%	Hungary	34,871	0.6%
Biotechnology	86,025	1.5%	India	897,745	15.6%
Commercial Services & Supplies	59,745	1.0%	Indonesia	197,192	3.4%
Construction Materials	223,150	3.8%	Malaysia	69,431	1.2%
Diversified Financial Services	99,202	1.7%	Mexico	208,982	3.6%
Electric Utilities	64,990	1.1%	Netherlands	64,416	1.1%
Electronic Equipment, Instruments & Components	117,932	2.1%	Panama	51,085	0.9%
Food & Staples Retailing	266,213	4.6%	Peru	57,124	1.0%
Food Products	76,494	1.3%	Philippines	92,535	1.6%
Health Care Providers & Services	69,431	1.2%	Russia	279,654	4.9%
Hotels, Restaurants & Leisure	208,908	3.6%	South Africa	333,221	5.8%
Household Durables	79,774	1.4%	South Korea	975,706	17.1%
Insurance	333,071	5.8%	Switzerland	61,145	1.1%
Internet & Direct Marketing Retail	99,772	1.7%	Taiwan	94,703	1.6%
Internet Software & Services	618,006	10.7%	Turkey	60,247	1.0%
IT Services	155,123	2.7%	United Kingdom	67,264	1.2%
Life Sciences Tools & Services	49,325	0.9%	Other Net Assets	84,874	1.5%
Machinery	55,722	1.0%	Total	5,747,515	100.0%
Media	154,245	2.7%
Metals & Mining	171,172	3.0%
Oil, Gas & Consumable Fuels	323,666	5.7%
Personal Products	91,663	1.6%
Pharmaceuticals	181,889	3.2%
Real Estate Management & Development	119,783	2.0%
Road & Rail	53,085	0.9%
Semiconductors & Semiconductor Equipment	94,703	1.6%
Technology Hardware, Storage & Peripherals	307,326	5.4%
Textiles, Apparel & Luxury Goods	77,681	1.4%
Wireless Telecommunication Services	67,937	1.2%
Other Net Assets	84,874	1.5%
Total	5,747,515	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (99.5%)
ABS-CBN Holdings Corp. (Media)		246,640	235,438
ACC Ltd. (Construction Materials)		8,745	182,209
AIA Group Ltd. (Insurance)		88,200	549,069
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		8,058	816,356
AMOREPACIFIC Corp. (Personal Products)		1,411	384,929
BDO Unibank, Inc. (Banks)		119,497	270,406
Bharat Financial Inclusion Ltd.* (Consumer Finance)		31,135	337,717
BOC Aviation Ltd. (Trading Companies & Distributors)		52,100	263,230
China Biologic Products, Inc.* (Biotechnology)		2,109	240,299
China Everbright International Ltd. (Commercial Services & Supplies)		218,000	265,802
China Telecom Corp. Ltd., H Shares (Diversified Telecommunication Services)		526,000	250,163
Cognizant Technology Solutions Corp., A Shares* (IT Services)		4,705	247,436
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		240,000	270,973
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		6,034	260,729
DBS Group Holdings Ltd. (Banks)		27,500	370,245
E-Mart Co. Ltd. (Food & Staples Retailing)		2,081	363,548
Emperador, Inc. (Beverages)		861,700	120,527
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		86,000	411,783
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		23,788	313,427
Godrej Consumer Products Ltd. (Personal Products)		1,649	38,414
HFDC Bank Ltd. (Banks)		20,784	394,188
HSBC Holdings PLC (Banks)		32,400	278,745
Hyundai Motor Co. (Automobiles)		2,501	300,249
ICICI Bank Ltd. (Banks)		105,259	417,297
IHH Healthcare Berhad (Health Care Providers & Services)		125,500	178,557
Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)		48,747	263,280
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)		16,636	472,463
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)		35,694	248,218
Korea Aerospace Industries Ltd. (Aerospace & Defense)		662	35,322
Korea Electric Power Corp. (Electric Utilities)		7,137	260,728
Mando Corp. (Auto Components)		1,246	268,072
Maruti Suzuki India Ltd. (Automobiles)		3,966	344,584
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)		53,351	267,188
Naver Corp. (Internet Software & Services)		416	271,367
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		136,000	702,901
PT Bank Central Asia Tbk (Banks)		341,500	391,440
PT Semen Indonesia (Persero) Tbk (Construction Materials)		265,200	179,310
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		921,100	267,056
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		17,897	275,736
Samsonite International SA (Textiles, Apparel & Luxury Goods)		92,400	291,776
Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)		712	98,651
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		600	1,018,760
Sands China Ltd. (Hotels, Restaurants & Leisure)		77,600	345,058
Shinhan Financial Group Ltd. (Banks)		10,252	404,963
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		69,975	412,615
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		55,000	325,542
Tata Motors Ltd. (Automobiles)		71,276	550,066
Tencent Holdings Ltd. (Internet Software & Services)		35,300	929,965
Thai Beverage Public Co. Ltd. (Beverages)		365,600	224,446
Uni-President China Holdings Ltd. (Food Products)		468,000	358,297
Universal Robina Corp. (Food Products)		10,120	33,150
UPL Ltd. (Chemicals)		29,165	311,576
Vedanta Ltd. (Metals & Mining)		93,360	348,311

TOTAL COMMON STOCKS (Cost $16,328,345)			17,662,577

TOTAL INVESTMENTS (Cost $16,328,345) — 99.5%			17,662,577

Other Net Assets (Liabilities) — 0.5%			91,477

NET ASSETS — 100.0%			17,754,054

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2017
(Unaudited)

The Asia Fund invested in the following industries as of January 31, 2017:			The Asia Fund invested in securities with exposure to the following countries as of January 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	35,322	0.2%	China	4,692,006	26.4%
Auto Components	268,072	1.5%	Hong Kong	2,413,206	13.6%
Automobiles	1,194,899	6.7%	India	4,291,429	24.2%
Banks	2,527,284	14.3%	Indonesia	837,806	4.7%
Beverages	344,973	2.0%	Malaysia	178,557	1.0%
Biotechnology	240,299	1.4%	Philippines	659,521	3.7%
Chemicals	311,576	1.8%	Singapore	633,475	3.6%
Commercial Services & Supplies	265,802	1.5%	South Korea	3,406,589	19.2%
Construction Materials	361,519	2.0%	Taiwan	325,542	1.8%
Consumer Finance	337,717	1.9%	Thailand	224,446	1.3%
Diversified Telecommunication Services	517,219	2.9%	Other Net Assets	91,477	0.5%
Electric Utilities	260,728	1.5%	Total	17,754,054	100.0%
Electronic Equipment, Instruments & Components	412,615	2.3%
Food & Staples Retailing	363,548	2.0%
Food Products	391,447	2.2%
Health Care Providers & Services	445,745	2.5%
Hotels, Restaurants & Leisure	756,841	4.3%
Insurance	1,251,970	7.1%
Internet & Direct Marketing Retail	733,192	4.1%
Internet Software & Services	2,017,688	11.3%
IT Services	247,436	1.4%
Life Sciences Tools & Services	98,651	0.6%
Media	235,438	1.3%
Metals & Mining	348,311	2.0%
Oil, Gas & Consumable Fuels	539,016	3.0%
Personal Products	423,343	2.4%
Pharmaceuticals	832,618	4.7%
Semiconductors & Semiconductor Equipment	325,542	1.8%
Technology Hardware, Storage & Peripherals	1,018,760	5.7%
Textiles, Apparel & Luxury Goods	291,776	1.6%
Trading Companies & Distributors	263,230	1.5%
Other Net Assets	91,477	0.5%
Total	17,754,054	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (98.4%)
AIA Group Ltd. (Insurance)		501,400	3,121,350
Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)		137,200	1,613,659
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		91,108	9,230,151
Alrosa PAO (Metals & Mining)		590,000	1,039,297
Alsea SAB de CV (Hotels, Restaurants & Leisure)		316,972	917,662
AMOREPACIFIC Corp. (Personal Products)		10,440	2,848,090
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		222,079	4,026,655
Asian Paints Ltd. (Chemicals)		90,994	1,302,003
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		67,400	1,542,506
Banco do Brasil SA (Banks)		239,475	2,364,650
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		4,435,800	2,797,579
BR Malls Participacoes SA* (Real Estate Management & Development)		620,844	2,890,808
Britannia Industries Ltd. (Food Products)		86,270	3,980,895
Celltrion, Inc.* (Biotechnology)		15,211	1,311,684
Cemex SAB de CV ADR* (Construction Materials)		102,500	949,150
Cemex SAB de CV Sponsored ADR* (Construction Materials)		79,700	738,022
Colgate-Palmolive (India) Ltd. (Personal Products)		102,126	1,336,264
Copa Holdings SA, Class A (Airlines)		13,140	1,281,019
Credicorp Ltd. (Banks)		9,520	1,558,234
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		156,097	6,744,951
E-Mart Co. Ltd. (Food & Staples Retailing)		4,430	773,916
FirstRand Ltd. (Diversified Financial Services)		604,709	2,255,622
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		236,000	1,130,009
Godrej Consumer Products Ltd. (Personal Products)		33,511	780,647
Gruma, SAB de CV, Class B (Food Products)		130,655	1,754,926
Hindustan Unilever Ltd. (Household Products)		95,949	1,209,829
IHH Healthcare Berhad (Health Care Providers & Services)		1,232,900	1,754,126
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)		126,154	3,582,774
Luxoft Holding, Inc.* (IT Services)		18,144	1,067,774
Luye Pharma Group Ltd. (Pharmaceuticals)		2,388,000	1,582,007
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,918,374	1,893,849
Naspers Ltd. (Media)		19,704	3,130,011
Naver Corp. (Internet Software & Services)		4,376	2,854,568
OTP Bank Nyrt (Banks)		41,400	1,273,076
PChome Online, Inc. (Internet Software & Services)		178,699	1,473,953
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		259,600	1,237,603
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,042,000	5,385,464
PT Kalbe Farma Tbk (Pharmaceuticals)		35,311,435	3,835,899
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		7,819,900	2,267,232
PT Unilever Indonesia Tbk (Household Products)		868,801	2,681,645
Qingdao Haier Co. Ltd., A Shares (Household Durables)		761,327	1,119,078
Raia Drogasil SA (Food & Staples Retailing)		120,400	2,503,079
Randon Participacoes SA* (Machinery)		1,064,900	1,321,577
Rumo Logistica Operadora Multimodal SA* (Road & Rail)		448,200	1,066,940
Sands China Ltd. (Hotels, Restaurants & Leisure)		856,000	3,806,308
Sberbank of Russia PJSC ADR (Banks)		307,556	3,586,103
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)		474,476	1,897,076
Steinhoff International Holdings NV (Household Durables)		268,024	1,290,521
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		83,559	777,823
TAL Education Group ADR* (Diversified Consumer Services)		274	22,191
Tencent Holdings Ltd. (Internet Software & Services)		355,800	9,373,417
Turkiye Halk Bankasi AS (Banks)		454,336	1,353,259
Universal Robina Corp. (Food Products)		1,104,510	3,618,069
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		56,880	1,908,324
Yandex NV* (Internet Software & Services)		68,801	1,592,055
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		903,328	2,660,864

TOTAL COMMON STOCKS (Cost $126,158,052)			131,416,243

Preferred Stock (1.4%)
Lojas Americanas SA (Multiline Retail)		343,654	1,824,837

TOTAL PREFERRED STOCK (Cost $1,468,368)			1,824,837

TOTAL INVESTMENTS (Cost $127,626,420) — 99.8%			133,241,080

Other Net Assets (Liabilities) — 0.2%			205,321

NET ASSETS — 100.0%			133,446,401

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2017
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2017:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	1,281,019	1.0%	Brazil	13,209,494	9.9%
Banks	10,135,322	7.7%	China	41,597,973	31.1%
Biotechnology	1,311,684	1.0%	Hong Kong	8,057,667	6.0%
Chemicals	1,302,003	1.0%	Hungary	1,273,076	1.0%
Construction Materials	1,687,172	1.3%	India	13,414,116	10.0%
Diversified Consumer Services	22,191	0.0%	Indonesia	8,784,776	6.6%
Diversified Financial Services	2,255,622	1.7%	Malaysia	1,754,126	1.3%
Diversified Telecommunication Services	2,267,232	1.7%	Mexico	4,359,760	3.3%
Food & Staples Retailing	5,185,319	3.9%	Netherlands	1,908,324	1.4%
Food Products	9,353,890	7.0%	Panama	1,281,019	1.0%
Health Care Providers & Services	8,578,360	6.3%	Peru	1,558,234	1.2%
Hotels, Restaurants & Leisure	7,747,828	5.8%	Philippines	3,618,069	2.7%
Household Durables	2,409,599	1.8%	Russia	6,217,455	4.7%
Household Products	3,891,474	2.9%	South Africa	8,218,660	6.2%
Insurance	8,506,814	6.3%	South Korea	7,788,258	5.8%
Internet & Direct Marketing Retail	10,327,725	7.7%	Switzerland	1,067,774	0.8%
Internet Software & Services	24,524,144	18.4%	Taiwan	1,473,953	1.1%
IT Services	1,067,774	0.8%	Thailand	6,305,087	4.7%
Machinery	3,982,441	3.0%	Turkey	1,353,259	1.0%
Media	3,130,011	2.3%	Other Net Assets	205,321	0.2%
Metals & Mining	1,039,297	0.8%	Total	133,446,401	100.0%
Multiline Retail	1,824,837	1.4%
Oil, Gas & Consumable Fuels	1,237,603	0.9%
Personal Products	4,965,001	3.7%
Pharmaceuticals	7,738,235	5.9%
Real Estate Management & Development	2,890,808	2.1%
Road & Rail	1,066,940	0.8%
Transportation Infrastructure	3,510,735	2.6%
Other Net Assets	205,321	0.2%
Total	133,446,401	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (99.5%)
AIA Group Ltd. (Insurance)		315,600	1,964,695
Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)		93,300	1,097,335
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		54,383	5,509,542
AMOREPACIFIC Corp. (Personal Products)		6,499	1,772,963
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		145,386	2,636,086
Asian Paints Ltd. (Chemicals)		57,625	824,537
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		2,944,900	1,857,295
Britannia Industries Ltd. (Food Products)		54,718	2,524,940
Celltrion, Inc.* (Biotechnology)		9,802	845,211
Colgate-Palmolive (India) Ltd. (Personal Products)		64,372	842,273
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		84,156	3,636,381
E-Mart Co. Ltd. (Food & Staples Retailing)		2,770	483,916
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		165,000	790,049
Godrej Consumer Products Ltd. (Personal Products)		23,661	551,189
Hindustan Unilever Ltd. (Household Products)		67,228	847,683
IHH Healthcare Berhad (Health Care Providers & Services)		832,000	1,183,740
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)		76,786	2,180,722
Luye Pharma Group Ltd. (Pharmaceuticals)		1,605,000	1,063,284
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,189,655	1,174,446
Naver Corp. (Internet Software & Services)		3,262	2,127,879
PChome Online, Inc. (Internet Software & Services)		114,452	944,028
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		558,500	2,886,547
PT Kalbe Farma Tbk (Pharmaceuticals)		23,202,896	2,520,542
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		5,075,700	1,471,603
PT Unilever Indonesia Tbk (Household Products)		555,269	1,713,896
Qingdao Haier Co. Ltd., A Shares (Household Durables)		534,295	785,362
Sands China Ltd. (Hotels, Restaurants & Leisure)		569,200	2,531,017
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)		329,234	1,316,362
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		68,151	634,395
TAL Education Group ADR* (Diversified Consumer Services)		185	14,983
Tencent Holdings Ltd. (Internet Software & Services)		206,300	5,434,895
Universal Robina Corp. (Food Products)		699,465	2,291,254
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		627,782	1,849,210

TOTAL COMMON STOCKS (Cost $61,372,938)			58,308,260

TOTAL INVESTMENTS (Cost $61,372,938) — 99.5%			58,308,260

Other Net Assets (Liabilities) — 0.5%			284,381

NET ASSETS — 100.0%			58,592,641

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of January 31, 2017:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Biotechnology	845,211	1.4%	China	24,677,288	42.2%
Chemicals	824,537	1.4%	Hong Kong	5,285,761	9.0%
Diversified Consumer Services	14,983	0.0%	India	8,861,103	15.2%
Diversified Telecommunication Services	1,471,603	2.5%	Indonesia	5,706,041	9.7%
Food & Staples Retailing	483,916	0.8%	Malaysia	1,183,740	2.0%
Food Products	4,816,194	8.2%	Philippines	2,291,254	3.9%
Health Care Providers & Services	5,677,121	9.7%	South Korea	5,229,969	8.9%
Hotels, Restaurants & Leisure	4,495,512	7.6%	Taiwan	944,028	1.6%
Household Durables	785,362	1.3%	Thailand	4,129,076	7.0%
Household Products	2,561,579	4.3%	Other Net Assets	284,381	0.5%
Insurance	4,851,242	8.3%	Total	58,592,641	100.0%
Internet & Direct Marketing Retail	5,817,103	10.0%
Internet Software & Services	14,016,344	24.1%
Machinery	1,849,210	3.2%
Personal Products	3,166,425	5.4%
Pharmaceuticals	4,218,221	7.2%
Transportation Infrastructure	2,413,697	4.1%
Other Net Assets	284,381	0.5%
Total	58,592,641	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (97.8%)
Adidas AG (Textiles, Apparel & Luxury Goods)		3,797	596,944
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		5,015	508,069
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		6,504	297,981
Alphabet, Inc., Class A* (Internet Software & Services)		513	420,757
Amadeus IT Holding SA, Class A (IT Services)		9,295	428,862
Amazon.com, Inc.* (Internet & Direct Marketing Retail)		792	652,195
Anheuser-Busch InBev SA/NV (Beverages)		2,209	229,260
Apple, Inc. (Technology Hardware, Storage & Peripherals)		2,612	316,966
Aramark (Hotels, Restaurants & Leisure)		8,401	284,290
Bank of America Corp. (Banks)		15,260	345,486
Berry Plastics Group, Inc.* (Containers & Packaging)		5,060	258,212
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)		2,365	471,818
Celgene Corp.* (Biotechnology)		1,387	161,100
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		790	332,938
Citigroup, Inc. (Banks)		7,692	429,445
Comcast Corp., Class A (Media)		4,354	328,379
Costco Wholesale Corp. (Food & Staples Retailing)		1,438	235,760
Davide Campari - Milano SpA (Beverages)		40,459	405,271
Facebook, Inc., Class A* (Internet Software & Services)		2,580	336,226
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)		4,710	382,773
General Electric Co. (Industrial Conglomerates)		8,290	246,213
Gentex Corp. (Auto Components)		12,327	257,511
Industria de Diseno Textil SA (Specialty Retail)		9,061	298,646
Kraft Heinz Co. (The) (Food Products)		2,637	235,458
Medtronic PLC (Health Care Equipment & Supplies)		4,750	361,095
Newell Brands, Inc. (Household Durables)		6,560	310,485
Pfizer, Inc. (Pharmaceuticals)		7,507	238,197
Priceline Group, Inc.* (Internet & Direct Marketing Retail)		200	315,026
Roche Holding AG (Pharmaceuticals)		2,020	475,751
Royal Bank of Canada (Banks)		6,587	473,661
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		4,446	416,278
Shire PLC (Biotechnology)		4,275	235,490
Sony Corp. (Household Durables)		13,300	403,277
Starbucks Corp. (Hotels, Restaurants & Leisure)		7,450	411,389
Tencent Holdings Ltd. (Internet Software & Services)		19,066	502,287
Trivago NV ADR* (Internet Software & Services)		33,736	391,338
Unilever NV (Personal Products)		6,646	268,260
UnitedHealth Group, Inc. (Health Care Providers & Services)		1,944	315,122
Visa, Inc., Class A (IT Services)		5,779	477,981
Walt Disney Co. (The) (Media)		3,180	351,867
Whirlpool Corp. (Household Durables)		1,857	324,771
Yandex NV, Class A* (Internet Software & Services)		11,003	254,609
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,710	243,116

TOTAL COMMON STOCKS (Cost $13,716,386)			15,230,560

TOTAL INVESTMENTS (Cost $13,716,386) — 97.8%			15,230,560

Other Net Assets (Liabilities) — 2.2%			350,017

NET ASSETS — 100.0%			15,580,577

*	Non-income producing security
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in the following industries as of January 31, 2017:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Auto Components	257,511	1.7%	Belgium	229,260	1.5%
Banks	1,248,592	8.1%	Canada	771,642	5.0%
Beverages	634,531	4.1%	China	1,010,356	6.5%
Biotechnology	396,590	2.5%	Germany	1,371,055	8.8%
Containers & Packaging	258,212	1.7%	Ireland (Republic of)	235,490	1.5%
Food & Staples Retailing	533,741	3.4%	Italy	405,271	2.6%
Food Products	235,458	1.5%	Japan	403,277	2.6%
Health Care Equipment & Supplies	361,095	2.3%	Netherlands	268,260	1.7%
Health Care Providers & Services	697,895	4.5%	Russia	254,609	1.6%
Hotels, Restaurants & Leisure	1,688,011	10.7%	Singapore	471,818	3.0%
Household Durables	1,038,533	6.7%	Spain	727,508	4.7%
Industrial Conglomerates	246,213	1.6%	Switzerland	475,751	3.1%
Internet & Direct Marketing Retail	967,221	6.2%	United States	8,606,263	55.2%
Internet Software & Services	2,413,286	15.5%	Other Net Assets	350,017	2.2%
IT Services	906,843	5.9%	Total	15,580,577	100.0%
Media	680,246	4.4%
Personal Products	268,260	1.7%
Pharmaceuticals	713,948	4.6%
Semiconductors & Semiconductor Equipment	471,818	3.0%
Specialty Retail	298,646	1.9%
Technology Hardware, Storage & Peripherals	316,966	2.0%
Textiles, Apparel & Luxury Goods	596,944	3.8%
Other Net Assets	350,017	2.2%
Total	15,580,577	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2017
(Unaudited)

	Shares or Principal Amount		Value ($)
Foreign Bonds (1.9%)
Mexico — 0.2%
United Mexican States, Series M, 6.50%, 6/9/22+ (a)	600,000	MXN	27,920
Russian Federation — 1.0%
Russian Government Bond, Series 6204, 7.50%, 3/15/18+ (a)	3,000,000	RUB	49,707
Russian Government Bond, Series 6205, 7.60%, 4/14/21+ (a)	6,000,000	RUB	98,792

			148,499
Supranational — 0.7%
International Finance Corp., Series G, 10.00%, 6/12/17+	350,000	BRL	111,072

TOTAL FOREIGN BONDS (Cost $272,593)			287,491

Yankee Dollar Bonds (55.5%)
Baidu, Inc., 3.50%, 11/28/22	$500,000		505,971
Banco Nac de Desen Econo - Registered Shares, 5.50%, 7/12/20	100,000		105,761
CNOOC Finance 2014 ULC, 4.25%, 4/30/24	500,000		514,814
CNPC General Capital Ltd., 2.75%, 4/19/17(b)	200,000		200,433
Codelco, Inc. - Registered Shares, 3.88%, 11/3/21	200,000		207,001
Corp Nacional del Cobre de Chile - Registered Shares, 4.50%, 9/16/25	200,000		206,822
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20	250,000		273,962
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21	200,000		199,821
Export-Import Bank of India, Series E, 4.00%, 8/7/17	500,000		505,826
Federal Republic of Brazil, 4.88%, 1/22/21	200,000		208,700
Federal Republic of Brazil, 6.00%, 4/7/26	600,000		644,399
Gazprom PAO - Registered Shares, 6.51%, 3/7/22	100,000		110,010
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20	200,000		220,886
Kazagro National Management Holding - Registered Shares, 4.63%, 5/24/23	200,000		190,450
Kazakhstan Temir Zholy, 6.95%, 7/10/42	400,000		405,000
Kaztemirtrans AO - Registered Shares, 6.38%, 10/6/20(a)	200,000		215,264
Magyar Export-Import Bank, 4.00%, 1/30/20	200,000		205,418
Nemak Sab de CV - Registered Shares, 5.50%, 2/28/23, Callable 2/28/18 @ 103	200,000		197,740
Petroleos Mexicanos, 6.88%, 8/4/26	300,000		318,390
PT Pertamina Tbk, 4.88%, 5/3/22(b)	250,000		259,457
Republic of Namibia, 5.25%, 10/29/25	200,000		199,210
Republic of South Africa, 5.50%, 3/9/20	100,000		106,802
Russian Federation - Registered Shares, 4.75%, 5/27/26	200,000		206,879
Rzd Capital Ltd., Series E, 5.74%, 4/3/17	100,000		100,638
Sberbank of Russia Via SB Capital SA - Registered Shares, 4.95%, 2/7/17	400,000		400,405
Siam Commercial Bank Public Co. Ltd., 3.50%, 4/7/19(b)	500,000		513,415
Southern Gas Corridor CJSC, 6.88%, 3/24/26	200,000		216,812
State Bank of India, 3.25%, 4/18/18(b)	300,000		303,822
TC Ziraat Bankasi AS, 4.75%, 4/29/21	200,000		192,315
Vnesheconombank Via VEB Finance PLC - Registered Shares, 6.03%, 7/5/22	200,000		213,197
Woori Bank Co. Ltd., 2.88%, 10/2/18(b)	200,000		203,265

TOTAL YANKEE DOLLAR BONDS (Cost $8,177,340)			8,352,885

Corporate Bonds (8.1%)
United States — 8.1%
EMC Corp., 2.65%, 6/1/20	100,000		97,043
Goldman Sachs Group, Inc., 2.24%, 11/15/21, Callable 11/15/20 @ 100(a)	300,000		301,910
Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	250,000		247,638
JPMorgan Chase & Co., 2.27%, 10/24/23, Callable 10/24/22 @ 100(a)	300,000		305,418
Southern Copper Corp., 7.50%, 7/27/35	100,000		119,730
Wells Fargo & Co., 2.15%, 1/24/23, Callable 1/24/22 @ 100(a)	150,000		150,775

TOTAL CORPORATE BONDS (Cost $1,202,824)			1,222,514

Exchange Traded Funds (7.2%)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Corp/Pref-High Yield)	4,500		528,075
VanEck Vectors J.P.Morgan EM Local Currency Bond ETF (Sovereign)	30,000		539,400
Wisdomtree Emerging Markets Local Debt Fund (Corp/Pref-High Yield)	250		9,120

TOTAL EXCHANGE TRADED FUNDS (Cost $1,072,812)			1,076,595

U.S. Treasury Obligations (24.4%)
Treasury Inflation Index, 0.13%, 7/15/26	160,000		157,664
U.S. Treasury Note, 0.88%, 5/15/17	1,500,000		1,501,215
U.S. Treasury Note, 1.50%, 12/31/18	2,000,000		2,011,562

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,673,052)			3,670,441

TOTAL INVESTMENTS (Cost $14,398,621) — 97.1%			14,609,926

Other Net Assets (Liabilities) — 2.9%			440,038

NET ASSETS — 100.0%			15,049,964

+	Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.  At January 31, 2017, the restricted securities represent 9.8% of net assets.

BRL	Brazilian Real
ETF	Exchange Traded Fund
MXN	Mexican Peso
RUB	Russian Ruble

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2017
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of January 31, 2017:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of January 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Auto Components	197,740	1.3%	Azerbaijan	216,812	1.4%
Banks	3,320,503	22.1%	Brazil	958,860	6.5%
Capital Markets	660,620	4.4%	Canada	514,814	3.4%
Corp/Pref-High Yield	537,195	3.6%	Chile	413,823	2.7%
Electric Utilities	199,821	1.3%	China	706,404	4.7%
Food Products	190,450	1.3%	Croatia	273,962	1.8%
Gas Utilities	216,812	1.4%	Hungary	426,304	2.8%
Internet Software & Services	505,971	3.4%	India	809,648	5.4%
Metals & Mining	533,553	3.5%	Indonesia	259,457	1.7%
Oil, Gas & Consumable Fuels	1,403,104	9.2%	Kazakhstan	190,450	1.3%
Road & Rail	720,902	4.8%	Luxembourg	110,010	0.7%
Sovereign	6,026,212	40.2%	Mexico	544,050	3.6%
Technology Hardware, Storage & Peripherals	97,043	0.6%	Namibia	199,210	1.3%
Other Net Assets	440,038	2.9%	Netherlands	620,264	4.1%
Total	15,049,964	100.0%	Russian Federation	1,069,618	7.2%
			South Africa	306,623	2.0%
			South Korea	203,265	1.4%
			Supranational	111,072	0.7%
			Thailand	513,415	3.4%
			Turkey	192,315	1.3%
			United States	5,969,550	39.7%
			Other Net Assets	440,038	2.9%
			Total	15,049,964	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

January 31, 2017

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of January 31, 2017, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the US market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than US Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” US Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2017

(Unaudited)

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of January 31, 2017, based upon the three levels defined above, are identified below for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks*	5,662,641	—	—	5,662,641
Total Investments	5,662,641	—	—	5,662,641

Asia Fund
Common Stocks*	17,662,577	—	—	17,662,577
Total Investments	17,662,577	—	—	17,662,577

Emerging Markets Great Consumer Fund
Common Stocks*	131,416,243	—	—	131,416,243
Preferred Stocks	1,824,837	—	—	1,824,837
Total Investments	133,241,080	—	—	133,241,080

Asia Great Consumer Fund
Common Stocks*	58,308,260	—	—	58,308,260
Total Investments	58,308,260	—	—	58,308,260

Global Great Consumer Fund
Common Stocks*	15,230,560	—	—	15,230,560
Total Investments	15,230,560	—	—	15,230,560

Global Dynamic Bond Fund
Corporate Bonds	—	1,222,514	—	1,222,514
Exchange Traded Funds	1,076,595	—	—	1,076,595
Foreign Bonds	—	287,491		287,491
U.S. Treasury Obligations	—	3,670,441	—	3,670,441
Yankee Dollar Bonds	—	8,352,885	—	8,352,885
Total Investments	1,076,595	13,533,331	—	14,609,926

* For detailed industry classifications, see accompanying schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2017

(Unaudited)

For the period ended January 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

Transfers from Level 2 to Level 1 ($)
Emerging Markets Fund	2,475,702
Asia Fund	8,186,530
Emerging Markets Great Consumer Fund	60,650,361
Asia Great Consumer Fund	32,838,941
Global Great Consumer Fund	1,229,794
Global Dynamic Bond Fund	—

Foreign Currency Transactions
The accounting records of the Funds are maintained in US dollars. Non-US dollar denominated amounts are translated into US dollars as follows:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-US sources received by a Fund is generally subject to non-US withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable US income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3.	Investment Risks

Asset Allocation Risk

The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses.

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2017

(Unaudited)

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by US entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than US investments. In addition, foreign markets can perform differently from the US market.

Growth Investing Risk

Investments in growth focused companies may be more volatile than other stocks or the market as a whole.  Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic dowturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

4.	Federal Income Tax Information

At January 31, 2017, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	5,155,414	747,924	(240,697)	507,227
Asia Fund	16,923,044	1,742,853	(1,003,320)	739,533
Emerging Markets Great Consumer Fund	129,154,014	12,438,358	(8,351,292)	4,087,066
Asia Great Consumer Fund	61,425,191	3,049,178	(6,166,109)	(3,116,931)
Global Great Consumer Fund	13,716,386	1,742,547	(228,373)	1,514,174
Global Dynamic Bond Fund	14,401,306	253,095	(44,475)	208,620

5.	Subsequent Events

Management evaluated subsequent events through the date these schedules were issued and concluded no such events require recognition or disclosure in these schedules, except as follows:

On March 21, 2017, the Board approved a recommendation from the Manager to close the Global Great Consumer Fund with a liquidating redemption to all shareholders expected to occur on or about April 28, 2017.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date:	March 24, 2017

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date:	March 24, 2017